Capital Stock, Treasury Stock and Additional Paid-in Capital - Additional Information (Detail) - USD ($)						12 Months Ended
	Dec. 31, 2014	Aug. 12, 2014	May 07, 2014	Feb. 14, 2014	Apr. 30, 2013	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 26, 2015	Nov. 26, 2014	Mar. 22, 2010
Stockholders' Equity Note [Abstract]
Stock repurchase program, authorized amount															$ 10,000,000	$ 15,000,000
Stock repurchased during period, share													1,205,229
Treasury stock acquired, average cost per share	$ 6.30							$ 3.10	$ 5.46			$ 4.05	$ 5.21
Treasury stock, shares, acquired	843,022					0	0	657,113	2,372,097	0	0	551,646
Stock issued during period, shares, new issues		3,500,000	4,476,195	3,398,558	11,500,000
Common stock, par or stated value per share		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Sale of stock, price per share		$ 10.00	$ 10.50	$ 9.71	$ 10.00
Proceeds from issuance or sale of equity, total		$ 35,000,000	$ 47,000,047	$ 32,999,998	$ 115,000,000
Proceeds from issuance of equity, net of issuance costs		$ 34,071,501	$ 46,294,133	$ 31,937,044	$ 109,119,029
Stock repurchase program, authorized amount, additional														$ 20,000,000